Risk Management and Report - Schedule of use of MAR (Details) - 12 months ended Dec. 31, 2024 $ in Millions, $ in Millions	CLP ($)	USD ($)
MAR LCCY + FCCY [Member] | 1 –30 days [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	$ 2,776
MAR LCCY + FCCY [Member] | 1 –30 days [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	567
MAR LCCY + FCCY [Member] | 1 –30 days [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	1,602
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	4,487
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	2,826
MAR LCCY + FCCY [Member] | 1 – 90 days [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value	$ 3,771
MAR FCCY [Member] | 1 –30 days [Member] | Maximum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		$ 842
MAR FCCY [Member] | 1 –30 days [Member] | Minimum [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		(358)
MAR FCCY [Member] | 1 –30 days [Member] | Average [Member]
Schedule of use of MAR [Line Items]
Market Access Report value		$ 191